15 INCOME TAXES: Schedule of deductible temporary differences (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Other temporary differences	$ 0	$ 16,390	$ 74,838
Equipment	1,463,307	1,408.601	1,318,118
Intangible assets		0	1,682
Share issuance and financing costs	381,882	458,062	630,643
Non-capital loss carry forwards	$ 30,859,380	$ 27,863,262	$ 22,166,482